Shareholder Report, Line Graph (Details)		6 Months Ended	12 Months Ended		60 Months Ended		120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000009547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — With sales charge
Average Annual Return, Percent	[1]			1.22%	1.09%		4.79%
C000009547 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — Without sales charge
Average Annual Return, Percent				6.27%	2.07%		5.29%
C000009549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — With CDSC
Average Annual Return, Percent	[2],[3]			4.43%	1.26%		4.58%
C000009549 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — Without CDSC
Average Annual Return, Percent	[2]			5.43%	1.26%		4.58%
C000009550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class Y)
Average Annual Return, Percent				6.55%	2.30%		5.53%
C000009531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — With sales charge
Average Annual Return, Percent	[4]		(0.51%)			(0.70%)		(0.03%)
C000009531 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — Without sales charge
Average Annual Return, Percent			4.45%			0.27%		0.46%
C000009533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]			2.67%	(0.48%)		(0.14%)
C000009533 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — Without CDSC
Average Annual Return, Percent	[5]			3.67%	(0.48%)		(0.14%)
C000009534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class Y)
Average Annual Return, Percent				4.70%	0.53%		0.73%
C000009543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — With sales charge
Average Annual Return, Percent	[7]		15.69%			9.32%		5.96%
C000009543 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — Without sales charge
Average Annual Return, Percent			21.46%			10.38%		6.47%
C000009545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — With CDSC
Average Annual Return, Percent	[8],[9]		19.55%			9.54%		5.80%
C000009545 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — Without CDSC
Average Annual Return, Percent	[8]		20.55%			9.54%		5.80%
C000009546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class Y)
Average Annual Return, Percent				21.85%	10.73%		6.78%
C000009527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — With sales charge
Average Annual Return, Percent	[10]			12.67%	11.14%		9.21%
C000009527 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — Without sales charge
Average Annual Return, Percent				18.29%	12.21%		9.73%
C000009529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — With CDSC
Average Annual Return, Percent	[11],[12]			16.30%	11.30%		9.03%
C000009529 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — Without CDSC
Average Annual Return, Percent	[11]			17.30%	11.30%		9.03%
C000009530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class Y)
Average Annual Return, Percent			18.57%			12.48%		9.99%
C000009539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — With sales charge
Average Annual Return, Percent	[13]			20.82%	9.06%		8.59%
C000009539 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — Without sales charge
Average Annual Return, Percent				26.84%	10.11%		9.11%
C000009541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — With CDSC
Average Annual Return, Percent	[14],[15]			24.86%	9.26%		8.41%
C000009541 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — Without CDSC
Average Annual Return, Percent	[14]			25.86%	9.26%		8.41%
C000009542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class Y)
Average Annual Return, Percent				27.16%	10.36%		9.35%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent				24.56%	15.03%		12.85%
Wilshire U S Real Estate Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent				8.61%	4.05%		6.08%
Bloomberg U S Government 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government 1-3 Year Bond Index
Average Annual Return, Percent			4.53%			1.03%		1.13%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			2.63%			(0.23%)		1.34%
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index
Average Annual Return, Percent				23.52%	14.57%		12.49%
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Financials Index
Average Annual Return, Percent			24.21%			10.57%	10.57%

[1]	Reflects 4.75% front-end sales charge.
[2]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[3]	Includes any applicable contingent deferred sales charge (“CDSC”).
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).
[7]	Reflects 4.75% front-end sales charge.
[8]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[9]	Includes any applicable contingent deferred sales charge (“CDSC”).
[10]	Reflects 4.75% front-end sales charge.
[11]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[12]	Includes any applicable contingent deferred sales charge (“CDSC”).
[13]	Reflects 4.75% front-end sales charge.
[14]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[15]	Includes any applicable contingent deferred sales charge (“CDSC”).